ACQUISITIONS AND DIVESTITURE OF BUSINESSES - Narrative (Details) $ in Millions				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 23, 2026 USD ($)	Aug. 06, 2025 USD ($)	Apr. 01, 2025 USD ($) installment	Jun. 30, 2026 USD ($) employee	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2024	Apr. 23, 2023
Business Combination [Line Items]
Cash purchase price, net of cash received						$ 1,490		$ 50	$ 0
Jiangsu Huineng Electric Co. Ltd.
Business Combination [Line Items]
Ownership interest acquired (as a percent)											49.00%
NordicEPOD AS
Business Combination [Line Items]
Ownership interest acquired (as a percent)										49.00%
Fibrebond Corporation
Business Combination [Line Items]
Cash purchase price, net of cash received			$ 1,430
Acquired entity, prior year sales							$ 378
Employee transaction and retention awards amount			$ 240
Number of installments | installment			6
Operating profit of acquiree since acquisition date					$ 156
Revenue of acquiree since acquisition date					$ 474
Fibrebond Corporation | Customer relationships
Business Combination [Line Items]
Adjusted preliminary estimated fair value			$ 410
Useful life of intangible assets acquired			17 years
Fibrebond Corporation | Technology
Business Combination [Line Items]
Adjusted preliminary estimated fair value			$ 171
Useful life of intangible assets acquired			9 years
Fibrebond Corporation | Trademarks
Business Combination [Line Items]
Adjusted preliminary estimated fair value			$ 74
Useful life of intangible assets acquired			17 years
Fibrebond Corporation | Backlog Intangible Assets
Business Combination [Line Items]
Adjusted preliminary estimated fair value			$ 60
Useful life of intangible assets acquired			2 years
Fibrebond Corporation | Cost of products sold
Business Combination [Line Items]
Employee compensation expense						51
Fibrebond Corporation | Selling, General and Administrative Expenses
Business Combination [Line Items]
Employee compensation expense						16
Fibrebond Corporation | Other Expense
Business Combination [Line Items]
Employee compensation expense						15
Resilient Power Systems Inc.
Business Combination [Line Items]
Cash purchase price, net of cash received		$ 55
Total consideration for acquisition		86
Contingent consideration expected to be paid		31
Maximum potential payments based on future revenue performance		45
Employee incentives, maximum payout		$ 50				38
Business acquisition, recognized liability assumed, employee incentives, term		3 years
Resilient Power Systems Inc. | Selling, General and Administrative Expenses
Business Combination [Line Items]
Business acquisition, employee incentives expense						$ 10
Boyd Thermal | Forecast
Business Combination [Line Items]
Cash purchase price, net of cash received				$ 9,500
Number of employees | employee				5,000
Ultra PCS Limited | Subsequent Event
Business Combination [Line Items]
Cash purchase price, net of cash received	$ 1,530